Organization and Basis of Presentation - Additional Information (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Feb. 21, 2025	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022	Feb. 22, 2025
Percent distribution of shares	80.10%
Goodwill impairment		$ 1,830	$ 0
Western Digital Corporation
Dividends paid	$ 1,500
Term B Loan | Line of Credit
Maximum borrowing capacity	2,000
Revolving Credit Facility | Line of Credit
Maximum borrowing capacity	$ 1,500
Sandisk Corporation
Ownership percentage							19.90%
The Flash Business of Western Digital Corporation [Member]
Advertising costs				$ 31	$ 35	$ 47
Notional amount				2,900	4,200
Goodwill impairment				$ 0	$ 671	$ 0
Likelihood of unfavorable settlement				If a position meets the more-likely-than-not level of certainty, it is recognized in the financial statements at the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement.
Maximum percentage of deductions for ESPP				10.00%
Lease payments				$ 0
The Flash Business of Western Digital Corporation [Member] | Sandisk Corporation
Ownership percentage				20.00%